Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	0 Months Ended		9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2014	Sep. 30, 2014 Property	Sep. 30, 2014 Property	Sep. 30, 2014 Property	May 09, 2014 Common Units [Member]	May 09, 2014 Common Stock [Member]	Sep. 30, 2014 Washington Group Plaza [Member]	Sep. 30, 2014 Washington Group Plaza [Member] 2013 [Member]	Sep. 30, 2014 Washington Group Plaza [Member] 2014 [Member]	Sep. 30, 2014 Washington Group Plaza [Member] 2015 [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Property	Dec. 31, 2012 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member] Washington Group Plaza [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member]	Jun. 30, 2013 Predecessor [Member] Washington Group Plaza [Member] 2013 [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member] 2013 [Member]	Jun. 30, 2013 Predecessor [Member] Washington Group Plaza [Member] 2014 [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member] 2014 [Member]	Jun. 30, 2013 Predecessor [Member] Washington Group Plaza [Member] 2015 [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member] 2015 [Member]	Dec. 31, 2013 Predecessor [Member] CANADA	May 09, 2014 Second City Group [Member]	Sep. 30, 2014 Second City Group [Member]	May 09, 2014 Second City Group [Member] Common Units [Member]	May 09, 2014 Second City Group [Member] Common Stock [Member]	Sep. 30, 2014 Formation Transactions [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Predecessor [Member]	Jun. 30, 2013 Minimum [Member] Predecessor [Member] Washington Group Plaza [Member]	Sep. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Predecessor [Member]
Related Party Transaction [Line Items]
Number of real estate properties		3	3	3											4
Property management fee, percentage																															1.75%	1.75%	1.75%	3.50%	3.50%
Property management fee, Description				Fee ranging from 1.75% to 3.5% of gross revenue											Fee ranging from 1.75% to 3.5% of gross revenue.
Property management fee, percentage of gross revenue							1.00%										1.00%	1.00%
Property management fee in excess of net operating income, percentage							15.00%										15.00%	15.00%
Minimum property management fee								$ 5,000,000	$ 5,450,000	$ 5,600,000									$ 5,000,000	$ 5,000,000	$ 5,450,000	$ 5,500,000	$ 5,600,000	$ 5,600,000
Property management fees		225,719	384,615	619,497							27,265	143,764	234,882	397,297	539,460	571,420		90,745
Deferred offering costs															1,830,950										1,830,950
Deferred financing costs		2,919,700	2,919,700	2,919,700											1,167,666	591,765									125,000
Offering costs															1,983,195										1,983,195
Other professional fees															160,000
Formation transactions completed date																											Apr. 21, 2014
Consideration for formation transactions																											19,400,000
Additional payments to Second City reimbursement of IPO																											4,900,000			4,900,000
Additional payments to the Second City Group for working capital																											1,800,000
Proceeds from previously issued redeemable shares value	$ 9,100,000																									$ 9,100,000
Previously issued number of redeemable shares					479,305	248,095																						479,305	248,095
Asset management agreement initial term										3 years													3 years
Asset management agreement renewal term										2 years													2 years
Asset management agreement termination description										This agreement can be terminated by the Company or the property manager upon thirty days prior written notice to the other party.